REVENUE (Tables)	12 Months Ended
Jun. 30, 2021
Revenue [Abstract]
Schedule of Revenue	Amounts in R million 2021 2020 2019 Gold revenue 5,263.8 4,179.3 2,758.8 Silver revenue 5.2 5.7 3.3 Total revenue 5,269.0 4,185.0 2,762.1
Schedule of Market Risk
Amounts in R million 2021 2020 2019
20 % increase in the US Dollar gold price 1,053.8 837.0 552.4
20 % decrease in the US Dollar gold price (1,053.8) (837.0) (552.4)
Amounts in R million 2021 2020 2019
20 % increase in the Rand to US Dollar exchange rate 1,053.8 837.0 552.4
20 % decrease in the Rand to US Dollar exchange rate (1,053.8) (837.0) (552.4)